Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based on (4) :

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Whirlpool TSR	Index TSR (5)	GAAP Net Income ($M)	Ongoing EBIT ($M) (6)	Free Cash Flow ($M) (6)

2023	13,504,801	1,116,310	3,086,982	640,170	96	182	481	1,191	366

2022	11,940,033	(19,255,228)	3,263,242	(2,889,294)	106	117	(1,519)	1,360	820

2021	18,751,901	42,472,540	5,542,092	9,718,714	169	159	1,783	2,379	1,651

2020	17,051,409	27,814,626	4,741,027	6,454,001	126	118	1,075	1,768	1,246

(1)	Mr. Bitzer served as the Principal Executive Officer (PEO) for the entirety of 2023, 2022, 2021 and 2020 and the Company’s other NEOs for the applicable years were as follows:
2023: Messrs. Peters and Morel and Mses. Martin and Harter.
2022: Messrs. Peters, Morel, Joseph T. Liotine and João C. Brega.
2021: Messrs. Peters, Liotine, Morel, and Brega.
2020: Messrs. Peters, Liotine, Morel, and Samuel Wu.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Bitzer and (ii) the average of the total compensation reported in the Summary Compensation Table for the NEOs listed in footnote 1 for each applicable year.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Bitzer and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historical stock price performance is not necessarily indicative of future stock price performance.

(5)	Index TSR reflects the S&P 500 Household Durables Index.

(6)
As noted in the Compensation Discussion & Analysis section, Ongoing EBIT and Free Cash Flow represent the two, equally weighted, performance goals for determining the Company Performance Factor under the 2023 short-term incentive program. Given their use in the short-term incentive program, the Committee selected Ongoing EBIT and Free Cash Flow as the Company Selected Measures. Ongoing EBIT consists of GAAP net earnings available to Whirlpool before net earnings (loss) available to non-controlling
interests, income tax expense (benefit), and interest expense; for 2023, it excludes the impact of M&A transactions and legacy EMEA legal matters; for 2022, it excludes the impact of M&A transactions, impairment of goodwill, intangibles and other assets, and substantial liquidation of a subsidiary; for 2021, it excludes the impact of M&A transactions, gain on previously held equity interest, and product warranty and liability reserve release; for 2020, it excludes restructuring expense, product warranty and liability reserve release, gain on sale and disposal of business, and sale leaseback, real estate and receivable adjustments. Free cash flow consists of GAAP cash provided by operating activities after capital expenditures. For 2020, free cash flow is cash provided by operating activities after capital expenditures, proceeds from the sale of assets and businesses, and changes in restricted cash.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS

Year	Summary Compensation Table Total (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (7)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Equals Compensation Actually Paid ($)

Marc Bitzer

2023	13,504,801	(990,731)	497,384	(10,017,499)	8,812,913	(10,041,115)	0	(649,443)	0	1,116,310

2022	11,940,033	0	617,053	(10,376,353)	7,139,678	(23,361,198)	0	(5,214,441)	0	(19,255,228)

2021	18,751,901	(3,070,010)	557,425	(9,951,671)	13,101,263	21,136,895	0	1,946,737	0	42,472,540

2020	17,051,409	(1,957,677)	378,024	(9,457,983)	13,915,585	8,110,763	0	(225,489)	0	27,814,626

Other NEOs (Average)

2023	3,086,982	(168,955)	81,272	(1,772,232)	1,559,120	(2,076,504)	0	(69,513)	0	640,170

2022	3,263,242	0	111,431	(2,254,423)	1,551,201	(4,534,750)	0	(1,025,995)	0	(2,889,294)

2021	5,542,092	(695,763)	99,925	(2,335,696)	3,052,625	3,700,214	0	355,316	0	9,718,714

2020	4,741,027	(466,613)	104,209	(1,842,922)	2,740,241	1,189,075	0	(11,016)	0	6,454,001

(1)	For Mr. Bitzer, represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(2)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(3)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(5)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(6)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(7)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(9)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Company Selected Measure Name	Ongoing EBIT and Free Cash Flow
Named Executive Officers, Footnote
(1)	Mr. Bitzer served as the Principal Executive Officer (PEO) for the entirety of 2023, 2022, 2021 and 2020 and the Company’s other NEOs for the applicable years were as follows:
2023: Messrs. Peters and Morel and Mses. Martin and Harter.
2022: Messrs. Peters, Morel, Joseph T. Liotine and João C. Brega.
2021: Messrs. Peters, Liotine, Morel, and Brega.
2020: Messrs. Peters, Liotine, Morel, and Samuel Wu.

Peer Group Issuers, Footnote	Index TSR reflects the S&P 500 Household Durables Index.
PEO Total Compensation Amount	$ 13,504,801	$ 11,940,033	$ 18,751,901	$ 17,051,409
PEO Actually Paid Compensation Amount	$ 1,116,310	(19,255,228)	42,472,540	27,814,626
Adjustment To PEO Compensation, Footnote
RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS

Year	Summary Compensation Table Total (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (7)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Equals Compensation Actually Paid ($)

Marc Bitzer

2023	13,504,801	(990,731)	497,384	(10,017,499)	8,812,913	(10,041,115)	0	(649,443)	0	1,116,310

2022	11,940,033	0	617,053	(10,376,353)	7,139,678	(23,361,198)	0	(5,214,441)	0	(19,255,228)

2021	18,751,901	(3,070,010)	557,425	(9,951,671)	13,101,263	21,136,895	0	1,946,737	0	42,472,540

2020	17,051,409	(1,957,677)	378,024	(9,457,983)	13,915,585	8,110,763	0	(225,489)	0	27,814,626

Other NEOs (Average)

2023	3,086,982	(168,955)	81,272	(1,772,232)	1,559,120	(2,076,504)	0	(69,513)	0	640,170

2022	3,263,242	0	111,431	(2,254,423)	1,551,201	(4,534,750)	0	(1,025,995)	0	(2,889,294)

2021	5,542,092	(695,763)	99,925	(2,335,696)	3,052,625	3,700,214	0	355,316	0	9,718,714

2020	4,741,027	(466,613)	104,209	(1,842,922)	2,740,241	1,189,075	0	(11,016)	0	6,454,001

(1)	For Mr. Bitzer, represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(2)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(3)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(5)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(6)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(7)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(9)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 3,086,982	3,263,242	5,542,092	4,741,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ 640,170	(2,889,294)	9,718,714	6,454,001
Adjustment to Non-PEO NEO Compensation Footnote
RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS

Year	Summary Compensation Table Total (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (7)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Equals Compensation Actually Paid ($)

Marc Bitzer

2023	13,504,801	(990,731)	497,384	(10,017,499)	8,812,913	(10,041,115)	0	(649,443)	0	1,116,310

2022	11,940,033	0	617,053	(10,376,353)	7,139,678	(23,361,198)	0	(5,214,441)	0	(19,255,228)

2021	18,751,901	(3,070,010)	557,425	(9,951,671)	13,101,263	21,136,895	0	1,946,737	0	42,472,540

2020	17,051,409	(1,957,677)	378,024	(9,457,983)	13,915,585	8,110,763	0	(225,489)	0	27,814,626

Other NEOs (Average)

2023	3,086,982	(168,955)	81,272	(1,772,232)	1,559,120	(2,076,504)	0	(69,513)	0	640,170

2022	3,263,242	0	111,431	(2,254,423)	1,551,201	(4,534,750)	0	(1,025,995)	0	(2,889,294)

2021	5,542,092	(695,763)	99,925	(2,335,696)	3,052,625	3,700,214	0	355,316	0	9,718,714

2020	4,741,027	(466,613)	104,209	(1,842,922)	2,740,241	1,189,075	0	(11,016)	0	6,454,001

(1)	For Mr. Bitzer, represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(2)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(3)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(5)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(6)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(7)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(9)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return	Chart 2: CEO and Average NEO Compensation Actually Paid vs. Total Shareholder Return and Year-end Stock Price
Compensation Actually Paid vs. Net Income	Chart 1: CEO and Average NEO Compensation Actually Paid vs. Financial Performance
Compensation Actually Paid vs. Company Selected Measure	Chart 1: CEO and Average NEO Compensation Actually Paid vs. Financial Performance
Total Shareholder Return Vs Peer Group	Chart 2: CEO and Average NEO Compensation Actually Paid vs. Total Shareholder Return and Year-end Stock Price
Tabular List, Table
PERFORMANCE MEASURES USED TO LINK COMPANY PERFORMANCE AND COMPENSATION ACTUALLY PAID TO THE NEOS
The following is a list of financial performance measures
, whic
h in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023. Ongoing EBIT and Free Cash Flow are the two primary measures (each weighted 50%) in our short-term incentive program. Cumulative Ongoing EPS and ROIC are the two primary measures (each weighted 50%) in the PSUs granted as part of our long-term incentive program. In addition to the metrics noted below, the Company’s short-term incentive program also incorporates individual objectives relating to business results, strategic/project impact (such as resegmentation, process improvements), organization and talent (such as employee engagement, talent development, inclusion and diversity) and My Leadership and Values (demonstration of leadership model behaviors). Please see the Compensation Discussion & Analysis section for a further description of the metrics used in the Company’s executive compensation program.

Most Important Performance Measures Used to Link Compensation Actually Paid to Company Performance:

Ongoing EBIT (Company Selected Measure)	Return on Invested Capital

Free Cash Flow (Company Selected Measure)	Stock Price

Cumulative Ongoing Earnings Per Share

Total Shareholder Return Amount	$ 96	106	169	126
Peer Group Total Shareholder Return Amount	182	117	159	118
Net Income (Loss)	$ 481,000,000	$ (1,519,000,000)	$ 1,783,000,000	$ 1,075,000,000
Company Selected Measure Amount	1,191,000,000	1,360,000,000	2,379,000,000	1,768,000,000
PEO Name	Mr. Bitzer
Measure:: 1
Pay vs Performance Disclosure
Name	Ongoing EBIT
Non-GAAP Measure Description	As noted in the Compensation Discussion & Analysis section, Ongoing EBIT and Free Cash Flow represent the two, equally weighted, performance goals for determining the Company Performance Factor under the 2023 short-term incentive program. Given their use in the short-term incentive program, the Committee selected Ongoing EBIT and Free Cash Flow as the Company Selected Measures. Ongoing EBIT consists of GAAP net earnings available to Whirlpool before net earnings (loss) available to non-controlling
	interests, income tax expense (benefit), and interest expense; for 2023, it excludes the impact of M&A transactions and legacy EMEA legal matters; for 2022, it excludes the impact of M&A transactions, impairment of goodwill, intangibles and other assets, and substantial liquidation of a subsidiary; for 2021, it excludes the impact of M&A transactions, gain on previously held equity interest, and product warranty and liability reserve release; for 2020, it excludes restructuring expense, product warranty and liability reserve release, gain on sale and disposal of business, and sale leaseback, real estate and receivable adjustments. Free cash flow consists of GAAP cash provided by operating activities after capital expenditures. For 2020, free cash flow is cash provided by operating activities after capital expenditures, proceeds from the sale of assets and businesses, and changes in restricted cash.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Chart 1: CEO and Average NEO Compensation Actually Paid vs. Financial Performance
Other Performance Measure, Amount	366,000,000	820,000,000	1,651,000,000	1,246,000,000
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative Ongoing Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
PEO | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (990,731)	$ 0	$ (3,070,010)	$ (1,957,677)
PEO | Plus Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	497,384	617,053	557,425	378,024
PEO | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,017,499)	(10,376,353)	(9,951,671)	(9,457,983)
PEO | Plus Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,812,913	7,139,678	13,101,263	13,915,585
PEO | Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in PFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,041,115)	(23,361,198)	21,136,895	8,110,763
PEO | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(649,443)	(5,214,441)	1,946,737	(225,489)
PEO | Fair Value as of Prior Fiscal YearEnd of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,955)	0	(695,763)	(466,613)
Non-PEO NEO | Plus Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,272	111,431	99,925	104,209
Non-PEO NEO | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,772,232)	(2,254,423)	(2,335,696)	(1,842,922)
Non-PEO NEO | Plus Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,559,120	1,551,201	3,052,625	2,740,241
Non-PEO NEO | Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in PFY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,076,504)	(4,534,750)	3,700,214	1,189,075
Non-PEO NEO | Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,513)	(1,025,995)	355,316	(11,016)
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0